Revenue - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Voyage revenues	$ 146,577	$ 148,935	$ 448,148	$ 437,027
LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	133,754	138,953	411,934	409,345
LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	12,823	9,982	36,214	27,682
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	134,450	136,203	411,682	402,509
Time charters | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	131,366	136,203	404,792	402,509
Time charters | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	3,084	0	6,890	0
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	9,739	9,982	29,324	27,682
Voyage charters | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Voyage charters | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	9,739	9,982	29,324	27,682
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	2,388	2,750	7,142	6,836
Management fees and other | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	2,388	2,750	7,142	6,836
Management fees and other | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	5,988	5,373	16,828	14,910
Lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	138,201	140,812	424,178	415,281
Operating Lease, Variable Lease Income	1,541	1,475	4,686	3,795
Operating Lease, Lease Income	124,312	126,678	382,615	373,566
Direct Financing Lease, Interest Income	12,348	12,659	36,877	37,920
Non Lease Component [Member]
Segment Reporting Information [Line Items]
Voyage revenues	$ 8,376	$ 8,123	$ 23,970	$ 21,746